Schedule of analysis of ordinary shareholders (Details) - Cilo Cybin Holdings Limited [member]	12 Months Ended
	Mar. 31, 2025 Integer shares	Mar. 31, 2024 shares	Mar. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Number of shareholders	1,286
Percentage of shareholdings	100
Number of shares | shares	71,017,906	63,916,115	63,916,115
Percentage of issued capital	100
Retail shareholders [member]
IfrsStatementLineItems [Line Items]
Number of shareholders	1,282
Percentage of shareholdings	100
Number of shares | shares	7,101,791
Percentage of issued capital	10
Directors and prescribed officers [member]
IfrsStatementLineItems [Line Items]
Number of shareholders	2
Percentage of shareholdings	0
Number of shares | shares	32,313,147
Percentage of issued capital	45
Strategic shareholders [member]
IfrsStatementLineItems [Line Items]
Number of shareholders	1
Percentage of shareholdings	0
Number of shares | shares	28,762,252
Percentage of issued capital	41
Promoters [member]
IfrsStatementLineItems [Line Items]
Number of shareholders	1
Percentage of shareholdings	0
Number of shares | shares	2,840,716
Percentage of issued capital	4
Dr tham [member]
IfrsStatementLineItems [Line Items]
Number of shareholders	28,762,252
Percentage of issued capital	41
Alps [member]
IfrsStatementLineItems [Line Items]
Number of shareholders	28,762,252
Percentage of issued capital	41
Gabriel theron [member]
IfrsStatementLineItems [Line Items]
Number of shareholders	3,550,895
Percentage of issued capital	5
Major shareholder [member]
IfrsStatementLineItems [Line Items]
Number of shareholders	61,075,399
Percentage of issued capital	87
1 to 1000 [member]
IfrsStatementLineItems [Line Items]
Number of shareholders	932
Percentage of shareholdings	72
Number of shares | shares	203,990
Percentage of issued capital	0
1001 to 10000 [member]
IfrsStatementLineItems [Line Items]
Number of shareholders	244
Percentage of shareholdings	19
Number of shares | shares	896,181
Percentage of issued capital	1
10001 to 100000 [member]
IfrsStatementLineItems [Line Items]
Number of shareholders	93
Percentage of shareholdings	7
Number of shares | shares	3,332,163
Percentage of issued capital	5
100001 to 1000000 [member]
IfrsStatementLineItems [Line Items]
Number of shareholders	13
Percentage of shareholdings	1
Number of shares | shares	2,669,457
Percentage of issued capital	4
Over 1000000 [member]
IfrsStatementLineItems [Line Items]
Number of shareholders	4
Percentage of shareholdings	0
Number of shares | shares	63,916,115
Percentage of issued capital	90